Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 29, 2023 USD ($)	Mar. 30, 2020	Mar. 31, 2019	Dec. 31, 2023 EUR (€) director item contract	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 16, 2020 USD ($)
Other Commitments with Third Parties and Other Contingent Liabilities
Number of lease contracts guaranteed | contract				5	5
Annual contribution to defined contribution pension plans | €				€ 1,079		€ 1,033
Agreements with employees/directors | director				39
Number of executives with whom contract entered | item				8
Cash dividends | €				€ 0		0
Percentage of Group contribution matching to first 4% of employee contributions				100.00%
Percentage of employee contributions vested one				4.00%
Percentage of Group contribution matching to the next 2% following the first 4% of employee contributions				50.00%
Percentage employee contributions vested two				2.00%
Total cost of matching contributions | $					$ 33.4		$ 34.1
Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Vesting Period				2 years 1 day	2 years 1 day
Exchange ratio				1
Amount settled under RSU plan | €				€ 3,296		9,381
Expense from share-based payment transactions with employees | €				€ 8,282		€ 7,304
Legal proceedings contingent liability | ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC
Other Commitments with Third Parties and Other Contingent Liabilities
Amount awarded to the company/Ortho | $								$ 4.0
Grifols Diagnostic Solutions, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Period to maintain minimum level of earnings before interest				5 years	5 years
Minimum earnings before interest taxes | $					$ 1,300.0
Shanghai RAAS Blood Products Co., Ltd.
Other Commitments with Third Parties and Other Contingent Liabilities
Percentage of shareholding		26.20%	26.20%	26.58%	26.58%	26.20%	26.20%
Increase (decrease) in contingent liabilities recognised in business combination | €				€ 0
Shanghai RAAS Blood Products Co., Ltd. | Haier
Other Commitments with Third Parties and Other Contingent Liabilities
Equity interest agreed to sell	20.00%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Aggregate EBITDA for 2024 to 2028 | $	$ 850.0
Percentage of compensation on remaining amount of EBITDA in the event of default	45.00%
Percentage of distributable profit to be distributed for 2024 to 2028	50.00%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc. | Haier
Other Commitments with Third Parties and Other Contingent Liabilities
Aggregate EBITDA for 2024 to 2028 | $					$ 850.0
Percentage of compensation on remaining amount of EBITDA in the event of default				45.00%
Percentage of distributable profit to be distributed for 2024 to 2028				50.00%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Percentage of shareholding				45.00%	45.00%
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors				2 years	2 years
Number of years of salary for executives				11 months	11 months
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors				5 years	5 years
Number of years of salary for executives				4 years	4 years
Maximum | Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS				50.00%
Matching percentage to the employees contribution				50.00%